Equity - Share premium (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity
Share premium	$ 190,476
Underwriting discounts and expenses	(9,990)
Net share premium	$ 180,486	$ 180,486	$ 0